State Street Institutional Investment Trust

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSIXX)
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (SSTXX)
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVMXX)
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRIXX)
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPIXX)

INSTITUTIONAL CLASS

Prospectus Dated April 30, 2010
(as supplemented on June 2, 2010)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS THREE CLASSES OF SHARES:  INSTITUTIONAL CLASS, INVESTMENT CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS ONLY THE INSTITUTIONAL CLASS.

Fund Summaries
State Street Institutional Liquid Reserves Fund	3
State Street Institutional Tax Free Money Market Fund	6
State Street Institutional U.S. Government Money Market Fund	9
State Street Institutional Treasury Money Market Fund	12
State Street Institutional Treasury Plus Money Market Fund	14
Other Information	17
Additional Information About Principal Strategies and Risks of Investing in the Funds and Portfolios	18
Additional Information About the Funds’ and Portfolios’ Non-Principal Investment Strategies and Risks	24
Portfolio Holdings Disclosure	24
Management and Organization	24
Shareholder Information	25
Payments to Financial Intermediaries	28
Dividends, Distributions and Tax Considerations	29
Financial Highlights	30

2

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. As a shareholder in the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Other Expenses	0.02%
Total Annual Fund Operating Expenses(2)	0.12%
Fee Waiver and/or Expense Reimbursement(2)	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.

(2)
The Adviser has contractually agreed to cap the ILR Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. The Portfolio considers the following instruments or investment strategies to be principal to the achievement of its investment objective: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by U.S. government agencies; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the fund’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

3

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

▪	Risks of Investing Principally in Money Market Instruments:

▪
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

▪
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

▪
Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

▪
Risk Associated with Maintaining a Stable Share Price:  To the extent that the aggregate market value of the Portfolio’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

▪
Low Short-Term Interest Rates: As short-term interest rates approach 0%, the Portfolio may maintain substantial cash balances. The Portfolio typically does not receive any income from uninvested cash. In addition, if the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend.

▪
Exposure to Financial Institutions: Many instruments in which the Portfolio invests are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the credit worthiness of any of these institutions may adversely affect the value of instruments held by the Portfolio. Adverse developments in the banking industry may cause the Portfolio to underperform other money market funds that invest more broadly across different industries.

•	Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

▪
Asset-Backed Securities Risk: Defaults on the underlying assets of the asset-backed securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

▪
Foreign Securities. The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

▪
Variable and Floating Rate Securities Risk: The extent of increases and decreases in the values of variable and floating rate securities generally will be less than comparable changes in value of an equal principal amount of a similar fixed rate security and, if interest rates decline, the Portfolio may forego the opportunity for price appreciation on the security.

4

Performance

The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional Liquid Reserves Fund
Total Return for the Calendar Years Ended December 31

Bar Chart:

2005:	3.19%
2006:	5.07%
2007:	5.28%
2008:	2.82%
2009:	0.49%

During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.05% (quarter ended 12/31/09).

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	5-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional Liquid Reserves Fund	0.49%	3.35%	3.23%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 17 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 17 of the prospectus.

5

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. As a shareholder in the State Street Tax Free Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.16%

(1)	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 Year	3 Years	5 Years	10 Years
$16	$52	$90	$205

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Money Market Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax–exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may not invest more than 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S., including:

•	General obligation bonds and notes;
•	Revenue bonds and notes;
•	Commercial paper and other privately issued securities;
•	Tender option bonds;
•	Private activity bonds;
•	Industrial development bonds;
•	Municipal lease contracts; and
•	Securities of other investment companies with similar investment guidelines.

6

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

▪	Risks of Investing Principally in Money Market Instruments:

▪
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

▪
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

▪
Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

▪
Risk Associated with Maintaining a Stable Share Price: The ability of the Fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the Portfolio’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the Portfolio. To the extent that aggregate market value materially varies from the aggregate of those acquisition prices, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

▪
Municipal Obligations Risk: The municipal securities market in which the Portfolio invests may be volatile and may be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If any issuer of a municipal security does not comply with applicable tax requirements, or there are adverse changes in federal tax laws, interest paid on the security may become taxable and the security could decline in value.

▪
Exposure to Financial Institutions: Many instruments in which the Portfolio invests are issued or guaranteed as to principal or interest by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions. Although the Portfolio attempts to invest only with high quality financial institutions, most financial institutions are dependent on other institutions to fulfill their obligations in the financial markets. Events that would adversely affect one financial institution or financial institutions generally also may have an adverse effect on the financial institution in which the Portfolio invests or that serve as counterparties in transactions with the Portfolio. Changes in the credit worthiness of any of these institutions may cause the Portfolio a loss.

▪
Low Short-Term Interest Rates: As short-term interest rates approach 0%, the Portfolio may maintain substantial cash balances. The Portfolio typically does not receive any income from uninvested cash. In addition, if instruments held by the Portfolio pay interest at very low rates, the Portfolio may generate insufficient income to pay its expenses. At such times, the Portfolio may pay some or all of its expenses from Portfolio assets, and generally the Portfolio would not pay a daily dividend.

7

Performance

The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional Tax Free Money Market Fund
Total Return for the Calendar Years Ended December 31

Bar Chart:

2008:	2.31%
2009:	0.43%

During the period shown in the bar chart, the highest return for a quarter was 0.70% (quarter ended 3/31/08) and the lowest return for a quarter was 0.02% (quarter ended 12/31/09).

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional Tax Free Money Market Fund	0.43%	2.02%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 17 of the prospectus.

Tax Information

The Fund intends to distribute tax-exempt income. However, a portion of the Fund’s distributions may be subject to Federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 17 of the prospectus.

8

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in U.S. government securities and in repurchase agreements collateralized by U.S. government securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. As a shareholder in the State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.13%
Fee Waiver and/or Expense Reimbursement(2)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.

(2)
The Adviser has contractually agreed to cap the U.S. Government Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$41	$72	$166

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Money Market Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates. The Portfolio attempts to meet its investment objective by investing in, among other things:

▪
Obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are neither insured no guaranteed by the U.S. Treasury; and

9

▪	Repurchase agreements

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

▪	Risks of Investing Principally in Money Market Instruments:

▪
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

▪
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

▪
Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

▪
Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not guaranteed by the U.S. Treasury, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money marked funds that invest principally in other types of money market instruments may be lower.

▪
Significant Exposure to U.S. Government Agencies and Financial Institutions: Although the Portfolio attempts to invest substantially all of its assets in securities issued or guaranteed by U.S. government agencies and high quality instruments issued by financial institutions, events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies. Similarly, events that would affect the market value of instruments issued by one financial institution may adversely affect the market value of instruments issued by similarly situated financial institutions.

•	Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

▪
Risk Associated with Maintaining a Stable Share Price: The ability of the Fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the Portfolio’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the Portfolio. To the extent that aggregate market value materially varies from the aggregate of those acquisition prices, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

▪
Low Short-Term Interest Rates: As short-term interest rates approach 0%, the Portfolio may maintain substantial cash balances. The Portfolio typically does not receive any income from uninvested cash. In addition, if instruments held by the Portfolio pay interest at very low rates, the Portfolio may generate insufficient income to pay its expenses. At such times, the Portfolio may pay some or all of its expenses from Portfolio assets, and generally the Portfolio would not pay a daily dividend.

10

Performance

The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional
U.S. Government Money Market Fund
Total Return for the Calendar Years Ended December 31

Bar Chart:

2008:	2.17%
2009:	0.26%

During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 3/31/08) and the lowest return for a quarter was 0.03% (quarter ended 12/31/09).

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional U.S. Government Money Market Fund	0.26%	1.48%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 17 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 17 of the prospectus.

11

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. As a shareholder in the State Street Treasury Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.13%

(1)	Amounts reflect the total expenses of the Treasury Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$13	$42	$73	$167

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Money Market Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decision on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

▪	Risks of Investing Principally in Money Market Instruments:

▪
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

▪
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

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▪
Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

▪
Risk Associated with Maintaining a Stable Share Price:  To the extent that the aggregate market value of the Portfolio’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

▪
Low Short-Term Interest Rates: As short-term interest rates approach 0%, the Portfolio may maintain substantial cash balances. The Portfolio typically does not receive any income from uninvested cash. In addition, if the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional Treasury Money Market Fund
Total Return for the Calendar Years Ended December 31

Bar Chart:

2008:	1.24%
2009:	0.04%

During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.01% (quarter ended 3/31/09).

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional Treasury Money Market Fund	0.04%	0.85%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 17 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 17 of the prospectus.

13

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. As a shareholder in the State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.15%
Fee Waiver and/or Expense Reimbursement(2)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund.

(2)
The Adviser has contractually agreed to cap the Treasury Plus Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$45	$82	$189

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Money Market Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.  The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decision on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market.  The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

14

▪	Risks of Investing Principally in Money Market Instruments:

▪
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

▪
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

▪
Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

▪
Risk Associated with Maintaining a Stable Share Price:  To the extent that the aggregate market value of the Portfolio’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

▪
Low Short-Term Interest Rates: As short-term interest rates approach 0%, the Portfolio may maintain substantial cash balances. The Portfolio typically does not receive any income from uninvested cash. In addition, if the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend.

▪	Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional
Treasury Plus Money Market Fund
Total Return for the Calendar Years Ended December 31

Bar Chart:

2008:	1.55%
2009:	0.06%

During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 3/31/08) and the lowest return for a quarter was 0.01% (quarter ended 9/30/09).

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional Treasury Plus Money Market Fund	0.06%	1.07%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 17 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

15

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 17 of the prospectus.

16

Other Information

Purchase and Sale of Fund Shares

Purchase Minimums
To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:
State Street Institutional Trust Funds
P.O. Box 8048
Boston, MA 02266-8048

By Overnight:
State Street Institutional Trust Funds
30 Dan Road
Canton, MA 02021-2809

By Telephone:
For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

17

Additional Information About Principal Strategies and Risks of Investing In The Funds and Portfolios

ILR FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. The Portfolio considers the following instruments or investment strategies to be principal to the achievement of its investment objective: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by U.S. government agencies; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the fund’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

TAX FREE FUND

Investment Objective

The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Money Market Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax–exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may not invest more than 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S., including:

•	General obligation bonds and notes;

18

•	Revenue bonds and notes;
•	Commercial paper and other privately issued securities;
•	Tender option bonds;
•	Private activity bonds;
•	Industrial development bonds;
•	Municipal lease contracts; and
•	Securities of other investment companies with similar investment guidelines.

U.S. GOVERNMENT FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in U.S. government securities and in repurchase agreements collateralized by U.S. government securities.

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Money Market Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates. The Portfolio attempts to meet its investment objective by investing in, among other things:

▪
Obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are neither insured no guaranteed by the U.S. Treasury; and

▪	Repurchase agreements

TREASURY FUND

Investment Objective

The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Money Market Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decision on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

TREASURY PLUS FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities.

19

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Money Market Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.  The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decision on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market.  The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The investment objective of each of the ILR Fund, the U.S. Government Fund, the Treasury Fund and the Treasury Plus Fund, as stated in each Fund’s Fund Summary, may be changed without shareholder approval. The Investment objective of the Tax Free Fund, as stated in the Fund’s Fund Summary, is fundamental and may not be changed without shareholder approval.

Additional information about risks associated with some of the Funds’ and Portfolios’ investment policies and investment strategies is provided below.

•
Banking Industry Risk. If a Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on that Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the bank obligations of certain financial institutions, resulting in some cases in extreme price volatility and a lack of liquidity. Governments or their agencies may acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of certain bank obligations.  [ILR Fund]

•
Foreign Investment Risk. A Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Furthermore, by investing in dollar-denominated instruments rather than directly in a foreign issuer’s stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales. [ILR Fund]

•
Interest Rate Risk. During periods of rising interest rates, a Portfolio’s yield generally is lower than prevailing market rates causing the value of the Portfolio to fall. In periods of falling interest rates, a Portfolio’s yield  generally is higher than prevailing market rates, causing the value of the Portfolio to rise. Typically, the more distant the expected cash flow that the Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Portfolio receives from those securities also will fall.  [All Funds]

▪
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality. [All Funds]

20

▪	Prepayment Risk and Extension Risk. Prepayment risk and extension risk apply primarily to asset-backed securities and certain municipal securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid. [ILR Fund]

•
Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a Portfolio holding the securities to determine their values. A Portfolio holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The Portfolio also may not be able to sell the securities at any price. [All Funds]

•
Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s or Portfolio’s ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ portfolio holdings. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. [All Funds]

•
U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S.  Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. [ILR Fund, U.S. Government Fund, Treasury Fund and Treasury Plus Fund]

•
Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. A Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio’s maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days’ notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days’ notice and do not have an active trading market) are subject to a Portfolio’s percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolios invest, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk.  [ILR Fund, Tax Free Fund and U.S. Government Fund]

21

•
Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in the Master Portfolio with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund's investment in the Portfolio at a time when it might otherwise not choose to do so. [All Funds]

•
Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds.  [All Funds]

•
ECDs, ETDs and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements. [ILR Fund]

•
Asset-Backed Securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement of an asset-backed security held by a Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Portfolio invests in asset-backed securities, the values of such Portfolio’s portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

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Asset-backed securities generally do not have the benefit of a security interest in collateral. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. [ILR Fund]

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Municipal Securities. Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities.  General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users, and the user, rather than the municipality, assumes the credit risk.  A municipal bond, like a bond issued by a corporation or the U.S. government, obligates the obligor on the bond to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit-backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges. [Tax Free Fund]

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Tax Exempt Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. A Portfolio will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch Ratings. [Tax Free Fund]

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Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss. [ILR Fund, U.S. Government Fund and Treasury Plus Fund]

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Additional Information about the Funds’ and Portfolios’ Non-Principal Investment Strategies and Risks

The investments described below reflect the Funds’ and Portfolios’ current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Investment in other Investment Companies. A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests. [All Funds]

Section 4(2) Commercial Paper and Rule 144A Securities. A Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the ‘‘1933 Act’’). This commercial paper is commonly called ‘‘Section 4(2) paper.’’ A Portfolio may also invest in securities that may be offered and sold only to ‘‘qualified institutional buyers’’ under Rule 144A of the 1933 Act (‘‘Rule 144A securities’’).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (‘‘SAI’’) addresses the Funds’ and Portfolios’ limitation on illiquid securities. [ILR Fund]

Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective. [All Funds]

Portfolio Holdings Disclosure

The Funds’ portfolio holdings disclosure policy is described in the SAI.

Management and Organization

The Funds and the Portfolios.  Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

Each Fund invests as part of a “master-feeder” structure. A Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

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The Adviser.  State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.089% for Money Market Portfolio, 0.070% for Tax Free Money Market Portfolio, 0.089% for U.S. Government Portfolio, 0.075% for Treasury Portfolio and 0.072% for Treasury Plus Portfolio. The Adviser does not receive any fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding portfolio or in another investment company. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.

A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds’ annual report dated December 31, 2009.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator and Custodian.  State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator and custodian.

The Transfer Agent and Dividend Disbursing Agent.  Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.  State Street Global Markets, LLC serves as the Funds’ distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.

Shareholder Information

Determination of Net Asset Value.  The Tax Free Fund determines its NAV per share once each business day at 12:00 p.m. Eastern Time (“ET”) or the close of the New York Stock Exchange (the “NYSE”), whichever is earlier. The Treasury Fund determines its NAV per share once each business day at 2:00 p.m.  ET or the close of the NYSE, whichever is earlier. Each of the other Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. A Fund must receive payment for Fund shares in Federal Funds (or payment must be converted to Federal Funds by the Transfer Agent) by the Fund’s Valuation Time before a purchase order can be accepted. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares.  Investors pay no sales load to invest in the Institutional Class of the Funds. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

Purchase orders in good form ((a purchase request is in good form if it meets the requirements implemented from time to time by the Funds’ transfer agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) and payment received the same day by Fed Wire will receive that day’s NAV and will earn dividends declared on the date of the purchase.  All purchases that are made by check will begin earning dividends the following business day after the purchase date.

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The minimum initial investment in Institutional Class shares of the Funds is $25 million.  Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount.  “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary.  The funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds’ custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of: $5,000,000 for the Tax Free Fund; $10,000,000 for the Treasury Fund; and $50,000,000 for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund.

The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund and U.S. Government Fund may limit the amount of a purchase order received after 3:00 p.m. ET.  The Treasury Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 1:00 p.m. ET.

How to Purchase Shares
By Mail:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:
State Street Institutional Trust Funds P.O. Box 8048 Boston, MA 02266-8048
By Overnight:
State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809
By Telephone/Fax:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

➢ confirm receipt of the faxed Institutional Account Application Form (initial purchases only),
➢ request your new account number (initial purchases only),
➢ confirm the amount being wired and wiring bank, and
➢ receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).

For your initial investment, send the original, signed Institutional Account Application Form to the address above.
Wire Instructions:

Instruct your bank to transfer money by Federal Funds wire to:
State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111

ABA# 011000028 DDA# 9905-801-8 State Street Institutional Investment Trust ________Fund _______ Class Account Number Account Registration

On Columbus Day and Veteran’s Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund’s Valuation Time before a purchase order can be accepted.

You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds’ agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

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In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. We may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.  An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, and except as noted below for the ILR Fund, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon any redemption.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

How to Redeem Shares
By Mail
Send a signed letter to: State Street Institutional Investment Trust Funds P.O. Box 8048 Boston, MA 02266-8048
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.
By Overnight
State Street Institutional Investment Trust Funds 30 Dan Road Canton, MA 02021-2809
By Telephone
Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

The Funds will need the following information to process your redemption request:
➢ name(s) of account owners;
➢ account number(s);
➢ the name of the Fund;
➢ your daytime telephone number; and
➢ the dollar amount or number of shares being redeemed.

On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees.  Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

➢	Your account address has changed within the last 10 business days.

➢	Redemption proceeds are being transferred to an account with a different registration.

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➢	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

➢	Other unusual situations as determined by the Funds’ transfer agent.

All redemption requests regarding shares of the Funds placed after 3:00 p.m. EST (1:00 p.m. EST for Treasury and Treasury Plus) may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. EST (1:00 p.m. EST for Treasury and Treasury Plus) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions.  Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption or exchange orders by telephone at any time, in which case you may redeem or exchange shares by other means.

Policies to Prevent Market Timing.  Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of a Fund’s portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

The Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the shares of the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Funds or the Adviser will be able to determine whether trading in the Funds’ shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Funds or the Funds’ shareholders.

The Funds reserve the right in their discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Funds, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

Payments to Financial Intermediaries

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

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Dividends, Distributions and Tax Considerations

The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income (other than "exempt-interest dividends" described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares.  The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions from the Tax Free Fund properly designated as "exempt-interest dividends" are not generally subject to federal income tax, including the federal alternative minimum tax for both individual and corporate shareholders, but may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax Free Fund may have on the federal taxation of your benefits. Distributions of the Tax Free Fund's income other than exempt-interest dividends generally will be taxable as ordinary income, and distributions of the Tax Free Fund’s net long-term and short-term capital gains (if any) generally will be taxable to you as long-term or short-term capital gain, as applicable, including in respect of gains generated from the sale or other disposition of tax-exempt municipal obligations. The Tax Free Portfolio may also invest a portion of its assets in securities that generate income (that will be allocated to and distributed by the Fund) that will be subject to both federal and state taxes.

Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. A Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Funds may also, under certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2010.

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Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the Tax Free Fund, the U.S. Government Fund, the Treasury Fund, and the Treasury Plus Fund, since their inception. Certain information reflects financial results for a single Institutional Class share of each fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Institutional Class shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund’s financial statements, is included in the Funds’ annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

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State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below (a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income	Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains
Liquid Reserves Fund
Institutional Class
2009	$1.0000	0.0049	0.0000	(d)	0.0049	(0.0049)	—
2008	$1.0000	0.0278	0.0000	(d)	0.0278	(0.0278)	—
2007	$1.0000	0.0516	0.0000	(d)	0.0516	(0.0516)	—
2006	$1.0000	0.0496	—		0.0496	(0.0496)	—
2005	$1.0000	0.0315	0.0000	(d)	0.0315	(0.0315)	—
Tax Free Money Market Fund
Institutional Class
2009	$1.0000	0.0043	0.0000	(d)	0.0043	(0.0043)	—
2008	$1.0000	0.0229	0.0000	(d)	0.0229	(0.0229)	—
2007(f)	$1.0000	0.0309	0.0000	(d)	0.0309	(0.0309)	—
U.S. Government Money Market Fund
Institutional Class
2009	$1.0000	0.0025	0.0001		0.0026	(0.0026)	—
2008	$1.0000	0.0215	—		0.0215	(0.0215)	—
2007(f)	$1.0000	0.0081	—		0.0081	(0.0081)	—
Treasury Money Market Fund
Institutional Class
2009	$1.0000	0.0003	0.0001		0.0004	(0.0004)	(0.0000	)(d)
2008	$1.0000	0.0123	0.0000	(d)	0.0123	(0.0123)	(0.0000	)(d)
2007(f)	$1.0000	0.0058	0.0000	(d)	0.0058	(0.0058)	—
Treasury Plus Money Market Fund
Institutional Class
2009	$1.0000	0.0004	0.0002		0.0006	(0.0006)	(0.0000	)(d)
2008	$1.0000	0.0154	0.0000	(d)	0.0154	(0.0154)	—
2007(f)	$1.0000	0.0074	—		0.0074	(0.0074)	—

31

	Net Asset	Ratios to Average Net Assets/Supplemental Data (a)						Net Assets
	Value				Net			End of
	End	Total	Gross	Net	Investment	Expense		Period
Period Ended December 31,	of Period	Return(b)	Expenses	Expenses	Income	Waiver(c)		(000s omitted)
Liquid Reserves Fund
Institutional Class
2009	$1.0000	0.49%	0.14%	0.14%	0.43%	0.00	%(e)	$14,508,409
2008	$1.0000	2.82%	0.11%	0.11%	2.78%	—		$7,774,494
2007	$1.0000	5.28%	0.13%	0.11%	5.14%	0.02%		$6,203,162
2006	$1.0000	5.07%	0.17%	0.12%	5.07%	0.03%		$6,194,720
2005	$1.0000	3.19%	0.17%	0.14%	3.30%	0.01%		$1,639,747
Tax Free Money Market Fund
Institutional Class
2009	$1.0000	0.43%	0.19%	0.19%	0.33%	—		$99,976
2008	$1.0000	2.31%	0.14%	0.14%	2.29%	—		$65,171
2007(f)	$1.0000	3.14%	0.25%*	0.16%*	3.39%*	0.03%		$146,569
U.S. Government Money Market Fund
Institutional Class
2009	$1.0000	0.26%	0.13%	0.12%	0.21%	0.01%		$2,879,208
2008	$1.0000	2.17%	0.14%	0.14%	1.70%	—		$1,659,576
2007(f)	$1.0000	0.82%	0.18%*	0.18%*	4.43%*	—		$63,190
Treasury Money Market Fund
Institutional Class
2009	$1.0000	0.04%	0.13%	0.11%	0.03%	0.02%		$1,581,525
2008	$1.0000	1.24%	0.14%	0.13%	0.80%	0.01%		$1,036,263
2007(f)	$1.0000	0.59%	0.28%*	0.28%*	3.16%*	—		$36,999
Treasury Plus Money Market Fund
Institutional Class
2009	$1.0000	0.06%	0.15%	0.13%	0.04%	0.02%		$654,543
2008	$1.0000	1.55%	0.16%	0.13%	0.92%	0.03%		$737,637
2007(f)	$1.0000	0.74%	0.25%*	0.25%*	3.87%*	—		$207,901

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.
(b)
Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than 0.005%.
(f)	The Fund’s Institutional shares commenced operations on February 7, 2007, October 25, 2007, October 25, 2007, and October 24, 2007, respectively.
*	Annualized.

32

For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds’ website address is http://www.sttfunds.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

33

State Street Institutional Investment Trust

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TFVXX)
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVVXX)
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRVXX)
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPVXX)

INVESTMENT CLASS

Prospectus Dated April 30, 2010
(as supplemented on June 2, 2010)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS THREE CLASSES OF SHARES:  INSTITUTIONAL CLASS, INVESTMENT CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS ONLY THE INVESTMENT CLASS.

Fund Summaries
State Street Institutional Liquid Reserves Fund	3
State Street Institutional Tax Free Money Market Fund	6
State Street Institutional U.S. Government Money Market Fund	9
State Street Institutional Treasury Money Market Fund	12
State Street Institutional Treasury Plus Money Market Fund	14
Other Information	17
Additional Information About Principal Strategies and Risks of Investing in the Funds and Portfolios	18
Additional Information About the Funds’ and Portfolios’ Non-Principal Investment Strategies and Risks	24
Portfolio Holdings Disclosure	24
Management and Organization	24
Shareholder Information	25
Class Expenses and Distribution and Shareholder Servicing Payments	28
Payments to Financial Intermediaries	29
Dividends, Distributions and Tax Considerations	29
Financial Highlights	30

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. As a shareholder in the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.02%
-Service Fee	0.25%
Total Annual Fund Operating Expenses	0.47%
Fee Waiver and/or Expense Reimbursement (2)	(0.00%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (2)	0.47%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.

(2)
The Adviser has contractually agreed to cap the ILR Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$264	$593

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. The Portfolio considers the following instruments or investment strategies to be principal to the achievement of its investment objective: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by U.S. government agencies; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the fund’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

▪	Risks of Investing Principally in Money Market Instruments:

▪
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

▪
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

▪
Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

▪
Risk Associated with Maintaining a Stable Share Price:  To the extent that the aggregate market value of the Portfolio’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

▪
Low Short-Term Interest Rates. As short-term interest rates approach 0%, the Portfolio may maintain substantial cash balances. The Portfolio typically does not receive any income from uninvested cash. In addition, if the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend.

▪
Exposure to Financial Institutions: Many instruments in which the Portfolio invests are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the credit worthiness of any of these institutions may adversely affect the value of instruments held by the Portfolio. Adverse developments in the banking industry may cause the Portfolio to underperform other money market funds that invest more broadly across different industries.

•	Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

▪
Asset-Backed Securities Risk: Defaults on the underlying assets of the asset-backed securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

▪
Foreign Securities. The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

▪
Variable and Floating Rate Securities Risk: The extent of increases and decreases in the values of variable and floating rate securities generally will be less than comparable changes in value of an equal principal amount of a similar fixed rate security and, if interest rates decline, the Portfolio may forego the opportunity for price appreciation on the security.

Performance

The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 1, 2007, the inception date for the Investment Class of the Fund, is that of the Fund before the Investment Class and Institutional Class were operational. The Fund had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional Liquid Reserves Fund
Total Return for the Calendar Years Ended December 31

Bar Chart:

2005:	3.19%
2006:	5.07%
2007:	5.28%
2008:	2.46%
2009:	0.19%

During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.00% (quarter ended 12/31/09). Additionally, the performance information prior to October 1, 2007, the inception date for the Investment Class of the Fund, is that of the Fund before the Investment Class was operational. The Fund had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s inception date was August 12, 2004.

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	5-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional Liquid Reserves Fund	0.19%	3.16%	3.06%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 17 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 17 of the prospectus.

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. As a shareholder in the State Street Tax Free Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.06%
-Service Fee	0.25%
Total Annual Fund Operating Expenses	0.51%

(1)	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 Year	3 Years	5 Years	10 Years
$52	$164	$286	$642

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Money Market Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax–exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may not invest more than 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S., including:

•	General obligation bonds and notes;
•	Revenue bonds and notes;
•	Commercial paper and other privately issued securities;
•	Tender option bonds;
•	Private activity bonds;
•	Industrial development bonds;
•	Municipal lease contracts; and
•	Securities of other investment companies with similar investment guidelines.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

▪	Risks of Investing Principally in Money Market Instruments:

▪
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

▪
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

▪
Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

▪
Risk Associated with Maintaining a Stable Share Price: The ability of the Fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the Portfolio’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the Portfolio. To the extent that aggregate market value materially varies from the aggregate of those acquisition prices, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

▪
Municipal Obligations Risk: The municipal securities market in which the Portfolio invests may be volatile and may be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If any issuer of a municipal security does not comply with applicable tax requirements, or there are adverse changes in federal tax laws, interest paid on the security may become taxable and the security could decline in value.

▪
Exposure to Financial Institutions: Many instruments in which the Portfolio invests are issued or guaranteed as to principal or interest by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions. Although the Portfolio attempts to invest only with high quality financial institutions, most financial institutions are dependent on other institutions to fulfill their obligations in the financial markets. Events that would adversely affect one financial institution or financial institutions generally also may have an adverse effect on the financial institution in which the Portfolio invests or that serve as counterparties in transactions with the Portfolio. Changes in the credit worthiness of any of these institutions may cause the Portfolio a loss.

▪
Low Short-Term Interest Rates: As short-term interest rates approach 0%, the Portfolio may maintain substantial cash balances. The Portfolio typically does not receive any income from uninvested cash. In addition, if instruments held by the Portfolio pay interest at very low rates, the Portfolio may generate insufficient income to pay its expenses. At such times, the Portfolio may pay some or all of its expenses from Portfolio assets, and generally the Portfolio would not pay a daily dividend.

Performance

The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 1, 2007, the inception date for the Investment Class of the Fund, is that of the Fund before the Investment Class was operational. The Institutional Class had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional Tax Free Money Market Fund
Total Return for the Calendar Years Ended December 31

Bar Chart:

2008:	1.96%
2009:	0.22%

During the period shown in the bar chart, the highest return for a quarter was 0.61% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/09). Additionally, the performance information prior to October 1, 2007, the inception date for the Investment Class of the Fund, is that of the Fund before the Investment Class was operational. The Fund had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s inception date was February 7, 2007.

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional Tax Free Money Market Fund	0.22%	1.77%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 17 of the prospectus.

Tax Information

The Fund intends to distribute tax-exempt income. However, a portion of the Fund’s distributions may be subject to Federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 17 of the prospectus.

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in U.S. government securities and in repurchase agreements collateralized by U.S. government securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. As a shareholder in the State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.03%
-Service Fee	0.25%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver and/or Expense Reimbursement(2)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (2)	0.47%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.

(2)
The Adviser has contractually agreed to cap the U.S. Government Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$153	$268	$604

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Money Market Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates. The Portfolio attempts to meet its investment objective by investing in, among other things:

▪
Obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are neither insured no guaranteed by the U.S. Treasury; and

▪	Repurchase agreements

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

▪	Risks of Investing Principally in Money Market Instruments:

▪
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

▪
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

▪
Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

▪
Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not guaranteed by the U.S. Treasury, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money marked funds that invest principally in other types of money market instruments may be lower.

▪
Significant Exposure to U.S. Government Agencies and Financial Institutions: Although the Portfolio attempts to invest substantially all of its assets in securities issued or guaranteed by U.S. government agencies and high quality instruments issued by financial institutions, events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies. Similarly, events that would affect the market value of instruments issued by one financial institution may adversely affect the market value of instruments issued by similarly situated financial institutions.

•	Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

▪
Risk Associated with Maintaining a Stable Share Price: The ability of the Fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the Portfolio’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the Portfolio. To the extent that aggregate market value materially varies from the aggregate of those acquisition prices, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

▪
Low Short-Term Interest Rates: As short-term interest rates approach 0%, the Portfolio may maintain substantial cash balances. The Portfolio typically does not receive any income from uninvested cash. In addition, if instruments held by the Portfolio pay interest at very low rates, the Portfolio may generate insufficient income to pay its expenses. At such times, the Portfolio may pay some or all of its expenses from Portfolio assets, and generally the Portfolio would not pay a daily dividend.

Performance

The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional
U.S. Government Money Market Fund
Total Return for the Calendar Years Ended December 31

Bar Chart:

2008:	1.81%
2009:	0.05%

During the period shown in the bar chart, the highest return for a quarter was 0.75% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/09).

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional U.S. Government Money Market Fund	0.05%	1.22%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 17 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 17 of the prospectus.

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. As a shareholder in the State Street Treasury Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.03%
-Service Fee	0.25%
Total Annual Fund Operating Expenses	0.48%

(1)	Amounts reflect the total expenses of the Treasury Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$605

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Money Market Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decision on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

▪	Risks of Investing Principally in Money Market Instruments:

▪
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

▪
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

▪
Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

▪
Risk Associated with Maintaining a Stable Share Price:  To the extent that the aggregate market value of the Portfolio’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

▪
Low Short-Term Interest Rates. As short-term interest rates approach 0%, the Portfolio may maintain substantial cash balances. The Portfolio typically does not receive any income from uninvested cash. In addition, if the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional Treasury Money Market Fund
Total Return for the Calendar Years Ended December 31

Bar Chart:

2008:	0.93%
2009:	0.01%

During the period shown in the bar chart, the highest return for a quarter was 0.44% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/09).

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional Treasury Money Market Fund	0.01%	0.67%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 17 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 17 of the prospectus.

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. As a shareholder in the State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.05%
-Service Fee	0.25%
Total Annual Fund Operating Expenses	0.50%
Fee Waiver and/or Expense Reimbursement(2)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (2)	0.47%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund.

(2)
The Adviser has contractually agreed to cap the Treasury Plus Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2011; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$158	$277	$627

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Money Market Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.  The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decision on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

▪	Risks of Investing Principally in Money Market Instruments:

▪
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

▪
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

▪
Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

▪
Risk Associated with Maintaining a Stable Share Price:  To the extent that the aggregate market value of the Portfolio’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

▪
Low Short-Term Interest Rates: As short-term interest rates approach 0%, the Portfolio may maintain substantial cash balances. The Portfolio typically does not receive any income from uninvested cash. In addition, if the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend.

▪	Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional
Treasury Plus Money Market Fund
Total Return for the Calendar Years Ended December 31

Bar Chart:

2008:	1.27%
2009:	0.02%

During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/09).

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional Treasury Plus Money Market Fund	0.02%	0.90%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 17 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 17 of the prospectus.

Other Information

Purchase and Sale of Fund Shares

Purchase Minimums
To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:
State Street Institutional Trust Funds
P.O. Box 8048
Boston, MA 02266-8048

By Overnight:
State Street Institutional Trust Funds
30 Dan Road
Canton, MA 02021-2809

By Telephone:
For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

Additional Information About Principal Strategies and Risks of Investing in the Funds and Portfolios

ILR FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. The Portfolio considers the following instruments or investment strategies to be principal to the achievement of its investment objective: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by U.S. government agencies; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the fund’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

TAX FREE FUND

Investment Objective

The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Money Market Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax–exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may not invest more than 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S., including:

•	General obligation bonds and notes;
•	Revenue bonds and notes;
•	Commercial paper and other privately issued securities;
•	Tender option bonds;
•	Private activity bonds;
•	Industrial development bonds;
•	Municipal lease contracts; and
•	Securities of other investment companies with similar investment guidelines.

U.S. GOVERNMENT FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in U.S. government securities and in repurchase agreements collateralized by U.S. government securities.

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Money Market Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates. The Portfolio attempts to meet its investment objective by investing in, among other things:

▪
Obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are neither insured no guaranteed by the U.S. Treasury; and

▪	Repurchase agreements

TREASURY FUND

Investment Objective

The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV.

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Money Market Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decision on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

TREASURY PLUS FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities.

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Money Market Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.  The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decision on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The investment objective of each of the ILR Fund, the U.S. Government Fund, the Treasury Fund and the Treasury Plus Fund, as stated in each Fund’s Fund Summary, may be changed without shareholder approval. The Investment objective of the Tax Free Fund, as stated in the Fund’s Fund Summary, is fundamental and may not be changed without shareholder approval.

Additional information about risks associated with some of the Funds’ and Portfolios’ investment policies and investment strategies is provided below.

•
Banking Industry Risk. If a Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on that Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the bank obligations of certain financial institutions, resulting in some cases in extreme price volatility and a lack of liquidity. Governments or their agencies may acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of certain bank obligations.  [ILR Fund]

•
Foreign Investment Risk. A Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Furthermore, by investing in dollar-denominated instruments rather than directly in a foreign issuer’s stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales. [ILR Fund]

•
Interest Rate Risk. During periods of rising interest rates, a Portfolio’s yield generally is lower than prevailing market rates causing the value of the Portfolio to fall. In periods of falling interest rates, a Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Portfolio to rise. Typically, the more distant the expected cash flow that the Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Portfolio receives from those securities also will fall. [All Funds]

▪
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality. [All Funds]

▪	Prepayment Risk and Extension Risk. Prepayment risk and extension risk apply primarily to asset-backed securities and certain municipal securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid. [ILR Fund]

•
Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a Portfolio holding the securities to determine their values. A Portfolio holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The Portfolio also may not be able to sell the securities at any price. [All Funds]

•
Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s or Portfolio’s ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ portfolio holdings. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. [All Funds]

•
U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S.  Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. [ILR Fund, U.S. Government Fund, Treasury Fund and Treasury Plus Fund]

•
Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. A Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio’s maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days’ notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days’ notice and do not have an active trading market) are subject to a Portfolio’s percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolios invest, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk. [ILR Fund, Tax Free Fund and U.S. Government Fund]

•
Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in the Master Portfolio with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund's investment in the Portfolio at a time when it might otherwise not choose to do so. [All Funds]

•
Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds.  [All Funds]

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ECDs, ETDs and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements. [ILR Fund]

•
Asset-Backed Securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement of an asset-backed security held by a Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Portfolio invests in asset-backed securities, the values of such Portfolio’s portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

Asset-backed securities generally do not have the benefit of a security interest in collateral. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. [ILR Fund]

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Municipal Securities. Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users, and the user, rather than the municipality, assumes the credit risk.  A municipal bond, like a bond issued by a corporation or the U.S. government, obligates the obligor on the bond to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit-backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges. [Tax Free Fund]

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Tax Exempt Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. A Portfolio will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch Ratings. [Tax Free Fund]

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Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss. [ILR Fund, U.S. Government Fund and Treasury Plus Fund]

Additional Information about the Funds’ and Portfolios’ Non-Principal Investment Strategies and Risks

The investments described below reflect the Funds’ and Portfolios’ current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Investment in other Investment Companies. A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests. [All Funds]

Section 4(2) Commercial Paper and Rule 144A Securities. A Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the ‘‘1933 Act’’). This commercial paper is commonly called ‘‘Section 4(2) paper.’’ A Portfolio may also invest in securities that may be offered and sold only to ‘‘qualified institutional buyers’’ under Rule 144A of the 1933 Act (‘‘Rule 144A securities’’).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (‘‘SAI’’) addresses the Funds’ and Portfolios’ limitation on illiquid securities. [ILR Fund]

Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective. [All Funds]

Portfolio Holdings Disclosure

The Funds’ portfolio holdings disclosure policy is described in the SAI.

Management and Organization

The Funds and the Portfolios.   Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

Each Fund invests as part of a “master-feeder” structure. A Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.  State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.089% for Money Market Portfolio, 0.070% for Tax Free Money Market Portfolio, 0.089% for U.S. Government Portfolio, 0.075% for Treasury Portfolio and 0.072% for Treasury Plus Portfolio. The Adviser does not receive any fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding portfolio or in another investment company. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.

A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds’ annual report dated December 31, 2009.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator and Custodian.  State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator and custodian.

The Transfer Agent and Dividend Disbursing Agent.  Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.  State Street Global Markets, LLC serves as the Funds’ distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.

Shareholder Information

Determination of Net Asset Value.  The Tax Free Fund determines its NAV per share once each business day at 12:00 p.m. Eastern Time (“ET”) or the close of the New York Stock Exchange (the “NYSE”), whichever is earlier. The Treasury Fund determines its NAV per share once each business day at 2:00 p.m.  ET or the close of the NYSE, whichever is earlier. Each of the other Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. A Fund must receive payment for Fund shares in Federal Funds (or payment must be converted to Federal Funds by the Transfer Agent) by the Fund’s Valuation Time before a purchase order can be accepted. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares.  The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Funds’ transfer agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) and payment received the same day by Fed Wire will receive that day’s NAV and will earn dividends declared on the date of the purchase.  All purchases that are made by check will begin earning dividends the following business day after the purchase date.

The minimum initial investment in Investment Class shares of the Funds is $25 million. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount.  “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary.  The funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds’ custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of: $5,000,000 for the Tax Free Fund; $10,000,000 for the Treasury Fund; and $50,000,000 for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund.

The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund and U.S. Government Fund may limit the amount of a purchase order received after 3:00 p.m. ET.  The Treasury Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 1:00 p.m. ET.

How to Purchase Shares
By Mail:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:
State Street Institutional Trust Funds P.O. Box 8048 Boston, MA 02266-8048
By Overnight:
State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809
By Telephone/Fax:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

➢ confirm receipt of the faxed Institutional Account Application Form (initial purchases only),
➢ request your new account number (initial purchases only),
➢ confirm the amount being wired and wiring bank, and
➢ receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).
For your initial investment, send the original, signed Institutional Account Application Form to the address above.
Wire Instructions:
Instruct your bank to transfer money by Federal Funds wire to:
State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111
ABA# 011000028 DDA# 9905-801-8 State Street Institutional Investment Trust ________Fund _______ Class Account Number Account Registration
On Columbus Day and Veteran’s Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund’s Valuation Time before a purchase order can be accepted.

You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds’ agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. We may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.  An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, and except as noted below for the ILR Fund, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon any redemption.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

How to Redeem Shares
By Mail
Send a signed letter to: State Street Institutional Investment Trust Funds P.O. Box 8048 Boston, MA 02266-8048
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.
By Overnight
State Street Institutional Investment Trust Funds 30 Dan Road Canton, MA 02021-2809
By Telephone
Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.
The Funds will need the following information to process your redemption request:
➢ name(s) of account owners;
➢ account number(s);
➢ the name of the Fund;
➢ your daytime telephone number; and
➢ the dollar amount or number of shares being redeemed.

On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees.  Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

➢	Your account address has changed within the last 10 business days.

➢	Redemption proceeds are being transferred to an account with a different registration.

➢	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

➢	Other unusual situations as determined by the Funds’ transfer agent.

All redemption requests regarding shares of the Funds placed after 3:00 p.m. EST (1:00 p.m. EST for Treasury and Treasury Plus) may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. EST (1:00 p.m. EST for Treasury and Treasury Plus) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption or exchange orders by telephone at any time, in which case you may redeem or exchange shares by other means.

Policies to Prevent Market Timing.  Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of a Fund’s portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

The Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the shares of the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Funds or the Adviser will be able to determine whether trading in the Funds’ shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Funds or the Funds’ shareholders.

The Funds reserve the right in their discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Funds, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

Class Expenses and Distribution and Shareholder Servicing Payments

To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of Investment Class shares of the Funds, each Fund makes payments, from the assets attributable to its Investment Class shares, to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of up to 0.10% of a Fund’s net assets attributable to its Investment Class shares. Because Rule 12b-1 fees are paid out of the Funds’ Investment Class assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges. All Investment Class shareholders share in the expense of Rule 12b-1 fees paid by the Funds. It is expected that the Distributor will pay substantially all of the amounts it receives under the Plan to intermediaries involved in the sale of Investment Class shares of the Funds.

The Funds’ Investment Class shares generally are sold to clients of financial intermediaries (“Service Organizations”), including affiliates of the Adviser, which have entered into shareholder servicing agreements with the Funds or Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Funds. The Funds will make payments to Service Organizations for services provided at an annual rate of up to 0.25% of a Fund’s net assets. The Funds expect to reimburse the Distributor for any such payments made by the Distributor to Service Organizations.

Payments to Financial Intermediaries

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Dividends, Distributions and Tax Considerations

The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income (other than "exempt-interest dividends" described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares.  The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions from the Tax Free Fund properly designated as "exempt-interest dividends" are not generally subject to federal income tax, including the federal alternative minimum tax for both individual and corporate shareholders, but may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax Free Fund may have on the federal taxation of your benefits. Distributions of the Tax Free Fund's income other than exempt-interest dividends generally will be taxable as ordinary income, and distributions of the Tax Free Fund’s net long-term and short-term capital gains (if any) generally will be taxable to you as long-term or short-term capital gain, as applicable, including in respect of gains generated from the sale or other disposition of tax-exempt municipal obligations. The Tax Free Portfolio may also invest a portion of its assets in securities that generate income (that will be allocated to and distributed by the Fund) that will be subject to both federal and state taxes.

Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. A Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Funds may also, under certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2010.

Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the Tax Free Fund, the U.S. Government Fund, the Treasury Fund, and the Treasury Plus Fund, since their inception. Certain information reflects financial results for a single Investment Class share of each fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Investment Class shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, whose report, along with each listed Fund’s financial statements, is included in the Funds’ annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below (a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income	Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains
Liquid Reserves Fund
Investment Class
2009	$1.0000	0.0019	0.0000	(d)	0.0019	(0.0019)	—
2008	$1.0000	0.0243	0.0000	(d)	0.0243	(0.0243)	—
2007(f)	$1.0000	0.0097	—		0.0097	(0.0097)	—
Tax Free Money Market Fund
Investment Class
2009	$1.0000	0.0022	0.0000	(d)	0.0022	(0.0022)	—
2008	$1.0000	0.0194	0.0000	(d)	0.0194	(0.0194)	—
2007(f)	$1.0000	0.0065	0.0000	(d)	0.0065	(0.0065)	—
U.S. Government Money Market Fund
Investment Class
2009	$1.0000	0.0006	(0.0001)		0.0005	(0.0005)	—
2008	$1.0000	0.0180	—		0.0180	(0.0180)	—
2007(f)	$1.0000	0.0084	—		0.0084	(0.0084)	—
Treasury Money Market Fund
Investment Class
2009	$1.0000	0.0001	0.0000	(d)	0.0001	(0.0001)	(0.0000	)(d)
2008	$1.0000	0.0092	0.0000	(d)	0.0092	(0.0092)	(0.0000	)(d)
2007(f)	$1.0000	0.0053	0.0000	(d)	0.0053	(0.0053)	—
Treasury Plus Money Market Fund
Investment Class
2009	$1.0000	0.0001	0.0001		0.0002	(0.0002)	(0.0000	)(d)
2008	$1.0000	0.0126	0.0000	(d)	0.0126	(0.0126)	—
2007(f)	$1.0000	0.0068	—		0.0068	(0.0068)	—

	Net Asset	Ratios to Average Net Assets/Supplemental Data (a)						Net Assets
	Value				Net			End of
	End	Total	Gross	Net	Investment		Expense	Period
Period Ended December 31,	of Period	Return(b)	Expenses	Expenses	Income		Waiver(c)	(000s omitted)
Liquid Reserves Fund
Investment Class
2009	$1.0000	0.19%	0.49%	0.44%	0.16%		0.05%	$886,988
2008	$1.0000	2.46%	0.46%	0.46%	2.41%		—	$769,284
2007(f)	$1.0000	0.97%	0.45%*	0.45%*	4.52	%*	—	$658,816
Tax Free Money Market Fund
Investment Class
2009	$1.0000	0.22%	0.54%	0.41%	0.23%		0.13%	$276,146
2008	$1.0000	1.96%	0.49%	0.49%	1.91%		—	$322,981
2007(f)	$1.0000	0.65%	0.49%*	0.49%*	2.90	%*	—	$300,210
U.S. Government Money Market Fund
Investment Class
2009	$1.0000	0.05%	0.48%	0.37%	0.05%		0.11%	$551,857
2008	$1.0000	1.81%	0.49%	0.49%	1.75%		—	$1,298,493
2007(f)	$1.0000	0.84%	0.53%*	0.53%*	4.01	%*	—	$1,008,936
Treasury Money Market Fund
Investment Class
2009	$1.0000	0.01%	0.48%	0.14%	0.00	%(e)	0.34%	$696,453
2008	$1.0000	0.93%	0.49%	0.42%	0.76%		0.08%	$1,084,500
2007(f)	$1.0000	0.53%	0.63%*	0.63%*	2.77	%*	—	$491,981
Treasury Plus Money Market Fund
Investment Class
2009	$1.0000	0.02%	0.50%	0.17%	0.00	%(e)	0.33%	$146,099
2008	$1.0000	1.27%	0.51%	0.40%	1.06%		0.11%	$215,585
2007(f)	$1.0000	0.68%	0.60%*	0.60%*	3.55	%*	—	$253,745

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.
(b)
Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than 0.005%.
(f)	The Fund’s Investment shares commenced operations on October 15, 2007, October 12, 2007, October 17, 2007, October 25, 2007, and October 24, 2007, respectively.
*	Annualized.

For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.

 The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (877) 521-4083  or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds’ website address is http://www.sttfunds.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND (STFLX)

Prospectus Dated April 30, 2010
(as supplemented on June 2, 2010)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Fund Summary	3
Additional Information About the Fund’s and Portfolio’s Non-Principal Investment Strategies and Risks	7
Portfolio Holdings Disclosure	8
Management and Organization	9
Shareholder Information	10
Distribution Servicing Plan and Payments to Financial Intermediaries	13
Dividends, Distributions and Tax Considerations	13
Financial Highlights	15

2

Investment Objective

The investment objective of the State Street Institutional Short-Term Tax Exempt Bond Fund (the “Fund”) is to seek to provide federally tax-exempt current income and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the State Street Short-Term Tax Exempt Bond Portfolio (the “Short-Term Tax Exempt Bond Portfolio” or sometimes referred to in context as the “Portfolio”; the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the estimated expenses of both the Fund and the Portfolio.

Shareholder Fees
(expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Distribution (12b-1) Fees	0.05%
Other Expenses(2)	0.22%
Total Annual Fund Operating Expenses	0.37%
Fee Waiver and/or Expense Reimbursement(3)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.25%

(1)	Amounts reflect the total expenses of the Portfolio and the Fund.

(2)	These expenses have been adjusted to reflect current fees and expenses.

(3)
The Adviser has contractually agreed to limit the Fund’s total annual operating expenses (including the pass-through expenses of the Portfolio) to 0.25% (on an annualized basis) of the Fund’s average daily net assets until April 30, 2011; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$107	$196	$457

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in  a corresponding Portfolio (the “Portfolio”) of the State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.  The Adviser is the investment adviser to the Portfolio and has retained Nuveen Asset Management (the “Sub-Adviser”) to manage the day-to-day operations of the Portfolio. In reviewing the investment objective and strategies of the Fund below, you should assume that the investment objective and strategies of the Portfolio are the same in all material respects as those of the Fund and that, so long as the Fund has invested its assets in the Portfolio, the descriptions below of the Fund’s investment strategies and risks should be read as also applicable to the Portfolio.

The Portfolio has a fundamental policy of investing at least 80% of its net assets under normal market conditions in investment grade municipal securities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax, including the alternative minimum tax. These securities are issued by states, municipalities and their political subdivisions and agencies, instrumentalities and other governmental units, and certain territories and possessions of the United States. Investments may include general obligation bonds and notes, revenue bonds and notes, commercial paper, private placements, tender option bonds, private activity bonds, industrial development bonds and municipal lease contracts. Securities purchased may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Portfolio may buy or sell securities on a when-issued or forward commitment basis. The Portfolio may invest in municipal securities by investing in other mutual funds. The Fund will maintain a dollar-weighted average portfolio duration of two years or less.

3

The Portfolio may invest up to 20% of its assets in federally taxable securities including obligations issued by or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, commercial paper and repurchase agreements.

The municipal debt obligations in which the Portfolio may invest include investments in certain revenue sectors that may be more volatile than others due to changing economic and regulatory issues. These may include industrial development, pollution control, resource recovery, housing, and hospital revenue bond issues. The Portfolio will invest in debt obligations rated, at the time of investment, investment grade by Moody’s, S&P, or comparable quality as determined by the Sub-Adviser. The Portfolio does not currently intend to invest in securities subject to the alternative minimum tax.

Investment grade securities are (i) rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one nationally recognized statistical rating organization (“NRSRO”); or (ii) if not rated, are of comparable quality, as determined by the Sub-Adviser. If a security is downgraded and is no longer investment grade, the Portfolio may continue to hold the security if the Sub-Adviser determines that to be in the best interest of the Portfolio.

Principal Risks

•
Call Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen, for example, when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

•	Risks of Investing Principally in Fixed Income Instruments:

▪	Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s investments to fall.

▪
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

▪
Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

•
Municipal Obligations Risk.  Municipal obligations are affected by economic, business and political developments. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets.  Changes in applicable tax laws or tax treatments could reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.  The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other debt securities markets.  Less liquid obligations can become more difficult to value, may be subject to erratic price movements, and may limit the Portfolio’s ability to acquire and dispose of municipal securities at desirable yield and price levels.

•
Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Master Portfolio, which has substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

4

•
Variable and Floating Rate Securities Risk: The extent of increases and decreases in the values of variable and floating rate securities generally will be less than comparable changes in value of an equal principal amount of a similar fixed rate security and, if interest rates decline, the Portfolio may forego the opportunity for price appreciation on the security.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Performance

The bar chart and table below provide some indication of the risks of investing in the Short-Term Tax Exempt Bond Fund by illustrating the variability of the Fund’s returns during the year since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional Short-Term Tax Exempt Bond Fund Total Return for the Calendar Year Ended December 31

Bar Chart:

2008:           2.93%
2009           3.32%

During the period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ended 6/30/08) and the lowest return for a quarter was 0.01% (quarter ended 12/31/08).

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional Short-Term Tax Exempt Bond Fund	3.32%	3.29%

Investment Adviser

SSgA Funds Management, Inc. (the “Adviser”) serves as the investment adviser to the Fund and the Portfolio.

Nuveen Asset Management serves as the investment sub-adviser to the Portfolio and, in that capacity, manages the investment operations of the Portfolio as assigned by the Adviser.

Timothy T. Ryan, CFA, is a Senior Vice President and Portfolio Manager at Nuveen Asset Management. Mr. Ryan joined Nuveen Asset Management in 2010. Mr. Ryan is the leader of a team at the Sub-Adviser that is responsible for the day-to-day management of the Portfolio. Mr. Ryan served as portfolio manager of the Portfolio and Fund from 2007 until 2010 and continues to serve as portfolio manager to the Portfolio.

Purchase and Sale of Fund Shares

Purchase Minimums
To establish an account	$5,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

BY MAIL:

State Street Institutional Short-Term Tax Exempt Bond Fund
P.O. Box 8048
Boston, MA 02266-8048

BY OVERNIGHT:

State Street Institutional Short-Term Tax Exempt Bond Fund
30 Dan Road
Canton, MA 02021-2809

BY TELEPHONE:

For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

5

Tax Information

The Fund intends to distribute tax-exempt income. However, a portion of the Fund’s distributions may be subject to Federal income tax.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

6

Additional Information About the Fund’s and Portfolio’s Non-Principal Investment Strategies and Risks

SHORT-TERM TAX EXEMPT BOND FUND

Investment Objective

The investment objective of the State Street Institutional Short-Term Tax Exempt Bond Fund (the “Fund”) is to seek to provide federally tax-exempt current income and liquidity.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Institutional Short-Term Tax Exempt Bond Portfolio (the “Portfolio”) of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.  The Adviser is the investment adviser to the Portfolio and has retained the Sub-Adviser to manage the day-to-day operations of the Portfolio. In reviewing the investment objective and strategies of the Fund below, you should assume that the investment objective and strategies of the Portfolio are the same in all material respects as those of the Fund and that, so long as the Fund has invested its assets in the Portfolio, the descriptions below of the Fund’s investment strategies and risks should be read as also applicable to the Portfolio.

The Portfolio has a fundamental policy of investing at least 80% of its net assets under normal market conditions in investment grade municipal securities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax, including the alternative minimum tax. These securities are issued by states, municipalities and their political subdivisions and agencies, instrumentalities and other governmental units, and certain territories and possessions of the United States. Investments may include general obligation bonds and notes, revenue bonds and notes, commercial paper, private placements, tender option bonds, private activity bonds, industrial development bonds and municipal lease contracts. Securities purchased may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Portfolio may buy or sell securities on a when-issued or forward commitment basis. The Portfolio may invest in municipal securities by investing in other mutual funds. The Fund will maintain a dollar-weighted average portfolio duration of two years or less.

The Portfolio may invest up to 20% of its assets in federally taxable securities including obligations issued by or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, commercial paper and repurchase agreements.

The municipal debt obligations in which the Portfolio may invest include investments in certain revenue sectors that may be more volatile than others due to changing economic and regulatory issues. These may include industrial development, pollution control, resource recovery, housing, and hospital revenue bond issues. The Portfolio will invest in debt obligations rated, at the time of investment, investment grade by Moody’s, S&P, or comparable quality as determined by the Sub-Adviser. The Portfolio does not currently intend to invest in securities subject to the alternative minimum tax.

Investment grade securities are (i) rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one nationally recognized statistical rating organization (“NRSRO”); or (ii) if not rated, are of comparable quality, as determined by the Sub-Adviser. If a security is downgraded and is no longer investment grade, the Portfolio may continue to hold the security if the Sub-Adviser determines that to be in the best interest of the Portfolio.

The investment objective of the Fund, as stated in the Fund’s Summary, is fundamental, which means that it may not be changed without shareholder approval.

The investment strategies and risks below reflect the Fund’s  and Portfolio’s current practices. This information supplements the principal investment strategies and risks explained above.

Commercial Paper, Rule 144A and Other Short-Term Obligations. Commercial paper (including variable amount master notes and funding agreements) are short-term promissory notes issued by corporations, partnerships, trusts or other entities, to finance short-term credit needs. Short-term obligations held by the Portfolio include non-convertible debt securities (e.g., bonds and debentures) with not more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables.

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Municipal Obligations. Municipal obligations may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users, and the user, rather than the municipality, assumes the credit risk. A municipal bond, like a bond issued by a corporation or the U.S. government, obligates the obligor on the bond to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit backed securities, the Sub-Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges.

Portfolio Duration. The Portfolio will maintain a dollar-weighted average portfolio duration of two years or less. Duration is a measure of the price sensitivity of a security to changes in interest rates. Unlike maturity, which measures the period of time until final payment is to be made on a security, duration measures the dollar-weighted average maturity of a security’s expected cash flows (i.e., interest and principal payments), discounted to their present values, after giving effect to all maturity shortening features, such as call or redemption rights. With respect to a variable or floating-rate instrument, duration is adjusted to indicate the price sensitivity of the instrument to changes in the interest rate in effect until the next reset date. For substantially all securities, the duration of a security is equal to or less than its stated maturity.

Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio’s maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days’ notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days’ notice and do not have an active trading market) are subject to the Portfolio’s percentage limitations regarding securities that are illiquid or not readily marketable. The Sub-Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolio invests, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk.

Temporary Defensive Strategy. From time to time, for temporary defensive purposes, the Portfolio may invest without limit in taxable short-term investments. Dividends paid by the Portfolio that are attributable to income earned by the Portfolio from these instruments will be taxable to investors. This temporary defensive strategy may be inconsistent with the Portfolio’s principal investment strategy, and the Portfolio may not achieve its investment objective.

Portfolio Holdings Disclosure

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information.

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Management and Organization

The Fund and the Portfolio.   The State Street Institutional Short-Term Tax Exempt Bond Fund (the “Fund”) is a mutual fund whose investment objective is to seek to provide federally tax-exempt current income and liquidity. The Fund invests at least 80% of its assets in a diversified portfolio of investment grade municipal debt securities and maintains a dollar-weighted average portfolio duration of two years or less. The Fund is not a money market fund, and the Fund’s net asset value per share will fluctuate. The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund will seek to achieve its investment objective by investing all of its investable assets in a separate mutual fund (a “Portfolio”) that has substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

The Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser. State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion in assets as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Fund and the Portfolio, is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. For the year ended December 31, 2009, Short-Term Tax Exempt Bond Portfolio’s effective management fee paid was -0.014%, reflecting certain fees waivers and expense reimbursements of the Adviser.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the annual report for the Fund, dated December 31, 2009.

The Adviser also serves as investment adviser to the Portfolio.

Investment Sub-Adviser to the Portfolio. On April 1, 2010, Nuveen Asset Management became an investment sub-adviser with respect to the Short-Term Tax Exempt Bond Portfolio. The Sub-Adviser manages the investment operations of, and determines the composition of the assets of, the Portfolio as assigned by the Adviser.

Nuveen Asset Management, a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”), is organized under the laws of the State of Delaware and is an investment adviser registered with the SEC.  Nuveen Asset Management is a wholly-owned subsidiary of Nuveen Investments, Inc.  On November 13, 2007, Nuveen Investments, Inc. was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois (the “MDP Acquisition”). The investor group led by Madison Dearborn Partners, LLC includes affiliates of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). Merrill Lynch has since been acquired by Bank of America Corporation. Nuveen Asset Management has adopted policies and procedures that address arrangements involving Nuveen Asset Management and Bank of America Corporation (including Merrill Lynch) that may give rise to certain conflicts of interest.  As of December 31, 2009, Nuveen Asset Management managed more than $69 billion in portfolios of municipal securities for a wide array of mutual funds, closed-end funds, retail managed accounts and institutional managed accounts. The Sub-Adviser’s principal address is 333 West Wacker Drive, Chicago, IL 60606.
In accordance with the Sub-Advisory Agreement between the Adviser and Nuveen, the Adviser pays Nuveen 50% of the advisory fee paid by the Portfolio to the Adviser. The Portfolio is not responsible for the fees paid to Nuveen.
A summary of the factors considered by the Board of Trustees in connection with the approval of the investment sub-advisory agreement for the Fund will be available in the Fund’s semi-annual report dated June 30, 2010.

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Portfolio Management. Timothy T. Ryan, CFA, is the Portfolio Manager for the Portfolio.

Timothy T. Ryan, CFA, is a Senior Vice President and Portfolio Manager at Nuveen Asset Management. Mr. Ryan joined Nuveen Asset Management in 2010. Prior to joining Nuveen Asset Management, Mr. Ryan was a principal of SSgA FM and a Vice President of SSgA and responsible for managing the series of the Trust that invest primarily in municipal securities. Prior to joining SSgA, Mr. Ryan was a lead portfolio manager in the municipal bond group at Deutsche Bank Asset Management, formally Scudder Insurance Asset Management. His clients included nuclear decommissioning trusts, insurance portfolios and corporate cash. Mr. Ryan began working at Deutsche Bank in 1991 as a municipal bond analyst covering high yield, transportation, higher education, general obligation, and money market sectors. He joined Deutsche Bank with 8 years of experience as vice president and investment banker at Mesirow Financial and vice president and financial consultant at Speer Financial. Mr. Ryan has a  BS from University of Wisconsin and a Master of Management from JL Kellogg Graduate School of Management Northwestern University. Mr. Ryan has earned the Chartered Financial Analyst designation.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund and the Portfolio is available in the Statement of Additional Information (“SAI”).

The Administrator and Custodian. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator and custodian.

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.  State Street Global Markets, LLC. serves as the Fund’s distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.

Shareholder Information

Determination of Net Asset Value. The Fund determines the net asset value (“NAV”) per share each business day as of the close of the regular trading session of the New York Stock Exchange (the “NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on days that the Federal Reserve is closed. The NAV per share for the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent.

Ordinarily, the Fund values each portfolio security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security’s fair value, as determined in accordance with procedures approved by the Board of Trustees. Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost.

If you hold shares of the Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares.  Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Funds’ transfer agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) and payment received the same day by Fed Wire will receive that day’s NAV and will begin earning dividends declared on the following business day.  All purchases that are made by check will begin earning dividends the following business day after the purchase date.

The minimum initial investment in the Fund is $5 million, although the Adviser may waive the minimum in its discretion. Holdings of all customer accounts of each Intermediary shall be aggregated for the purpose of determining these account balances. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Fund intends to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) received by the Fund before the order will be accepted. The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

BY MAIL:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

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State Street Institutional Short-Term Tax Exempt Bond Fund
P.O. Box 8048
Boston, MA 02266-8048

BY OVERNIGHT:

State Street Institutional Short-Term Tax Exempt Bond Fund
30 Dan Road
Canton, MA 02021-2809

BY TELEPHONE/FAX:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

-	confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

-	request your new account number (initial purchases only),

-	confirm the amount being wired and wiring bank,

-	receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund),

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

WIRE INSTRUCTIONS:

Instruct your bank to transfer money by Federal Funds wire to:

State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

ABA# 011000028
DDA# 9905-801-8
State Street Institutional Short-Term Tax Exempt Bond Fund
Account Number
Account Registration

You will not be able to redeem shares from the account until the original Application has been received. The Fund and its agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you  which will be used to verify your identity. We may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. Redemption requests must be received prior to 4:00 p.m. ET on a business day to be effective on the date received. Payments of redemption proceeds ordinarily will be sent the next business day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

If you are redeeming some, but not all, of your shares, your remaining account balance should be above $1,000,000 and subsequent purchases of shares of the Fund may be rejected unless, after such purchase, your account balance will be at or greater than $1,000,000. A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Fund reserves the right to modify or waive minimum account requirements at any time with or without prior notice. The Fund also reserves the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity. Notification will be sent to the shareholder and the shareholder will be given 60 days to increase the balance to the required minimum or the account may be closed.

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BY MAIL:

Send a signed letter to:

State Street Institutional Short-Term Tax Exempt Bond Fund
P.O. Box 8048
Boston, MA 02266-8048

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

BY OVERNIGHT:

State Street Institutional Short-Term Tax Exempt Bond Fund
30 Dan Road
Canton, MA 02021-2809

BY TELEPHONE

(866) 392-0869

Between the hours of 8:00 a.m. and 5:00 p.m. ET.

The Fund will need the following information to process your redemption request:

➢	name(s) of account owners;

➢	your Tax ID or Social Security number;

➢	account number(s);

➢	the name of the Fund;

➢	your daytime telephone number; and

➢	the dollar amount or number of shares being redeemed.

On any day that the Fund calculates its NAV earlier than normal, the Fund reserves the right to adjust the times noted above for purchasing and redeeming shares, except the 9:00 a.m. ET beginning time.

Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

➢	Your account address has changed within the last 10 business days.

➢	A wire is being made payable to someone other than the account owner.

➢	Redemption proceeds are being transferred to an account with a different registration.

➢	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

➢	Other unusual situations as determined by the Fund’s transfer agent.

The Fund reserves the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay a redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Fund reserves the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions.  Telephone transactions are extremely convenient but are not free from risk. Neither the Fund nor the Fund’s agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Fund of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Fund by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Fund may terminate the receipt of redemption or exchange orders by telephone at any time, in which case you may redeem or exchange shares by other means.

Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

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The Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading in the Fund’s shares by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

Distribution/Servicing (Rule 12b-1) Plan

The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.05%. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

Additional Payments to Financial Intermediaries

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Dividends, Distributions and Tax Considerations

The Fund intends to declare dividends on shares from net investment income daily and have them payable as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors should consult the SAI for more information.

The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

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Distributions from the Fund properly designated as “exempt-interest dividends” are not generally subject to federal income tax, including the federal alternative minimum tax for both individual and corporate shareholders but may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund may have on the federal taxation of your benefits. Distributions of the Fund’s income other than exempt-interest dividends generally will be taxable as ordinary income,  and distributions of the Fund’s net long-term and short-term capital gains (if any) generally will be taxable to you as long-term or short-term capital gain, as applicable, including in respect of gains generated from the sale or other disposition of tax-exempt municipal obligations. The Portfolio may also invest a portion of its assets in securities that generate income (that will be allocated to and distributed by the Fund) that will be subject to both federal and state taxes.

For federal income tax purposes, distributions of investment income (other that “exempt interest dividends” described above) are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from investments that the Portfolio owned for more than one year and that are properly designated by the Fund as capital gain dividends generally will be taxable as long-term capital gains. Generally, the Fund does not expect a significant portion of its distributions to be capital gain dividends. For individual taxpayers, long-term capital gain rates have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met by both the shareholder and the Fund; however, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income. Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares.

Any gains resulting from the redemption or exchange of your Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. A Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Funds may also, under certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2010.

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Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single share.  The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund’s shares. This information has been audited by Ernst & Young, LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

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STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/09	Year Ended 12/31/08	Period Ended 12/31/07(a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.06	$10.01	$10.00
Investment Operations:
Net investment income	0.22 *	0.23 *	0.31	*
Net realized and unrealized gain on investments	0.11	0.06	0.01
Total from investment operations	0.33	0.29	0.32
Less Distributions From:
Net investment income	(0.22)	(0.24)	(0.31)
Capital gains	(0.05)	—	—
Total distributions	(0.27)	(0.24)	(0.31)
Net Asset Value, End of Period	$10.12	$10.06	$10.01
Total Return(c)	3.32%	2.93%	3.29%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$80,371	$101,307	$40,438
Ratios to average net assets(b):
Gross operating expenses	0.21%	0.33%	0.46	% **
Net operating expenses	0.20%	0.20%	0.18	% **
Net investment income	2.14%	2.34%	3.51	% **
Expense waiver(d)	0.01%	0.13%	0.02	% **
Portfolio turnover rate(e)	50%	89%	31	% ***

(a)	The Fund commenced operations on February 7, 2007.

(b)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Short-Term Tax Exempt Bond Portfolio.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been 0.01% lower.

(e)	Portfolio turnover rate is from the State Street Short-Term Tax Exempt Bond Portfolio.

*	Net investment income per share is calculated using the average shares method.

**	Annualized.

***	Not annualized.

16

For more information about STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling State Street Global Markets, LLC at (877) 521-4083  or by writing to the Fund, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Fund’s website address is http://www.sttfunds.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

17

State Street Institutional Investment Trust

Institutional Liquid Reserves Fund, Investment Class (SSVXX)
U.S. Government Money Market Fund, Investment Class (GVVXX)
Treasury Plus Money Market Fund, Investment Class (TPVXX)

offered through

Neuberger Berman Management LLC
__________________

Supplement Dated June 2, 2010
Prospectus Dated April 30, 2010
__________________

Effective June 2, 2010, the following information supplements the prospectus referenced above:

The following replaces the similar section on page 6:

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Example

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$153	$268	$604

The following replaces the similar section on page 9:

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$158	$277	$627

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

State Street Institutional Investment Trust

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND(SSIXX)
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND(GVMXX)
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND(TPIXX)

INSTITUTIONAL CLASS

Prospectus Dated April 30, 2010
(as supplemented on June 2, 2010)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS THREE CLASSES OF SHARES:  INSTITUTIONAL CLASS, INVESTMENT CLASS AND SERVICE CLASS. THIS PROSPECTUS COVERS ONLY THE INSTITUTIONAL CLASS OF STATE STREET INSTITUTIONAL LIQUID RESERVES FUND, STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND AND STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND.

Fund Summaries
State Street Institutional Liquid Reserves Fund	3
State Street Institutional U.S. Government Money Market Fund	6
State Street Institutional Treasury Plus Money Market Fund	9
Other Information	11
Additional Information About Principal Strategies and Risks of Investing in the Funds and Portfolios	12
Additional Information About the Funds’ and Portfolios’ Non-Principal Investment Strategies and Risks	16
Portfolio Holdings Disclosure	17
Management and Organization	17
Shareholder Information	18
Payments to Financial Intermediaries	20
Dividends, Distributions and Tax Considerations	21
Financial Highlights	22

2

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. As a shareholder in the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Other Expenses	0.02%
Total Annual Fund Operating Expenses(2)	0.12%
Fee Waiver and/or Expense Reimbursement(2)	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.

(2)
The Adviser has contractually agreed to cap the ILR Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. The Portfolio considers the following instruments or investment strategies to be principal to the achievement of its investment objective: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by U.S. government agencies; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the fund’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

3

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

▪	Risks of Investing Principally in Money Market Instruments:

▪
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

▪
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

▪
Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

▪
Risk Associated with Maintaining a Stable Share Price:  To the extent that the aggregate market value of the Portfolio’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

▪
Low Short-Term Interest Rates: As short-term interest rates approach 0%, the Portfolio may maintain substantial cash balances. The Portfolio typically does not receive any income from uninvested cash. In addition, if the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend.

▪
Exposure to Financial Institutions: Many instruments in which the Portfolio invests are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the credit worthiness of any of these institutions may adversely affect the value of instruments held by the Portfolio. Adverse developments in the banking industry may cause the Portfolio to underperform other money market funds that invest more broadly across different industries.

▪	Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

▪
Asset-Backed Securities Risk: Defaults on the underlying assets of the asset-backed securities held by the Portfolio may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

▪
Foreign Securities. The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

▪
Variable and Floating Rate Securities Risk: The extent of increases and decreases in the values of variable and floating rate securities generally will be less than comparable changes in value of an equal principal amount of a similar fixed rate security and, if interest rates decline, the Portfolio may forego the opportunity for price appreciation on the security.

4

Performance

The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional Liquid Reserves Fund
Total Return for the Calendar Years Ended December 31*

Bar Chart:

2005:	3.19%
2006:	5.07%
2007:	5.28%
2008:	2.82%
2009:	0.49%

During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was  0.05% (quarter ended 12/31/09).

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	5-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional Liquid Reserves Fund	0.49%	3.35%	3.23%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 11 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 11 of the prospectus.

5

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in U.S. government securities and in repurchase agreements collateralized by U.S. government securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. As a shareholder in the State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.13%
Fee Waiver and/or Expense Reimbursement(2)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.

(2)
 The Adviser has contractually agreed to cap the U.S. Government Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$41	$72	$166

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the  U.S. Government Money Market Portfolio .

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates. The Portfolio attempts to meet its investment objective by investing in, among other things:

▪
Obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are neither insured no guaranteed by the U.S. Treasury; and

▪	Repurchase agreements

6

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

▪	Risks of Investing Principally in Money Market Instruments:

▪
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

▪
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

▪
Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

▪
Government Securities Risks: Securities of certain U.S. government agencies and instrumentalities are not guaranteed by the U.S. Treasury, and to the extent the Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money marked funds that invest principally in other types of money market instruments may be lower.

▪
Significant Exposure to U.S. Government Agencies and Financial Institutions: Although the Portfolio attempts to invest substantially all of its assets in securities issued or guaranteed by U.S. government agencies and high quality instruments issued by financial institutions, events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies. Similarly, events that would affect the market value of instruments issued by one financial institution may adversely affect the market value of instruments issued by similarly situated financial institutions.

•	Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

▪
Risk Associated with Maintaining a Stable Share Price: The ability of the Fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the Portfolio’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the Portfolio. To the extent that aggregate market value materially varies from the aggregate of those acquisition prices, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

▪
Low Short-Term Interest Rates: As short-term interest rates approach 0%, the Portfolio may maintain substantial cash balances. The Portfolio typically does not receive any income from uninvested cash. In addition, if instruments held by the Portfolio pay interest at very low rates, the Portfolio may generate insufficient income to pay its expenses. At such times, the Portfolio may pay some or all of its expenses from Portfolio assets, and generally the Portfolio would not pay a daily dividend.

7

Performance

The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional
U.S. Government Money Market Fund
Total Return for the Calendar Years Ended December 31

Bar Chart:

2008:	2.17%
2009:	0.26%

During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 3/31/08) and the lowest return for a quarter was 0.03% (quarter ended 12/31/09).

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional U.S. Government Money Market Fund	0.26%	1.48%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 11 of the prospectus.

Tax Information

 The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 11 of the prospectus.

8

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. As a shareholder in the State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”), the Fund bears its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees	0.10%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.15%
Fee Waiver and/or Expense Reimbursement(2)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.12%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund.

(2)
The Adviser has contractually agreed to cap the Treasury Plus Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2011; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$45	$82	$189

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Money Market Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.   The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decision on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market.  The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

9

▪	Risks of Investing Principally in Money Market Instruments:

▪
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Portfolio receives on its new investments generally will decline.

▪
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the instrument.

▪
Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

▪
Risk Associated with Maintaining a Stable Share Price:  To the extent that the aggregate market value of the Portfolio’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

▪
Low Short-Term Interest Rates: As short-term interest rates approach 0%, the Portfolio may maintain substantial cash balances. The Portfolio typically does not receive any income from uninvested cash. In addition, if the Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend.

▪	Repurchase Agreement Risk: If a seller is unable to honor its commitments, the Portfolio could lose money.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.sttfunds.com.

State Street Institutional
Treasury Plus Money Market Fund
Total Return for the Calendar Years Ended December 31

Bar Chart:

2008:	1.55%
2009:	0.06%

During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 3/31/08) and the lowest return for a quarter was  0.01% (quarter ended 9/30/09).

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional Treasury Plus Money Market Fund	0.06%	1.07%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA Funds Management, Inc. serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 11 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 11 of the prospectus.

10

Other Information

Purchase and Sale of Fund Shares

Purchase Minimums
To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:
State Street Institutional Trust Funds
P.O. Box 8048
Boston, MA 02266-8048

By Overnight:
State Street Institutional Trust Funds
30 Dan Road
Canton, MA 02021-2809

By Telephone:
For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

11

Additional Information About Principal Strategies and Risks of Investing In The Funds and Portfolios

ILR FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. The Portfolio considers the following instruments or investment strategies to be principal to the achievement of its investment objective: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by U.S. government agencies; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the fund’s investment adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations.

U.S. GOVERNMENT FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in U.S. government securities and in repurchase agreements collateralized by U.S. government securities.

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the  U.S. Government Money Market Portfolio .

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. In addition, the Portfolio follows regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates. The Portfolio attempts to meet its investment objective by investing in, among other things:

▪
Obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are neither insured no guaranteed by the U.S. Treasury; and

▪	Repurchase agreements

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TREASURY PLUS FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share NAV. The Fund invests in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities.

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Money Market Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.   The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser.

The Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser bases its decision on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market.  The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The investment objective of each of the ILR Fund, the U.S. Government Fund and the Treasury Plus Fund, as stated in each Fund’s Fund Summary, may be changed without shareholder approval.

Additional information about risks associated with some of the Funds’ and Portfolios’ investment policies and investment strategies is provided below.

•
Banking Industry Risk. If a Portfolio concentrates more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on that Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the bank obligations of certain financial institutions, resulting in some cases in extreme price volatility and a lack of liquidity. Governments or their agencies may acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of certain bank obligations.  [ILR Fund]

•
Foreign Investment Risk. A Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Furthermore, by investing in dollar-denominated instruments rather than directly in a foreign issuer’s stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales. [ILR Fund]

•
Interest Rate Risk. During periods of rising interest rates, a Portfolio’s yield generally is lower than prevailing market rates causing the value of the Portfolio to fall. In periods of falling interest rates, a Portfolio’s yield  generally is higher than prevailing market rates, causing the value of the Portfolio to rise. Typically, the more distant the expected cash flow that the Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Portfolio receives from those securities also will fall.  [All Funds]

▪
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality. [All Funds]

13

▪	Prepayment Risk and Extension Risk. Prepayment risk and extension risk apply primarily to asset-backed securities and certain municipal securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by a Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid. [ILR Fund]

•
Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a Portfolio holding the securities to determine their values. A Portfolio holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The Portfolio also may not be able to sell the securities at any price. [All Funds]

•
Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s or Portfolio’s ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ portfolio holdings. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. [All Funds]

•
U.S. Government Securities. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S.  Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments. [All Funds]

•
Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. A Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio’s maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days’ notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days’ notice and do not have an active trading market) are subject to a Portfolio’s percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolios invest, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk.  [ILR Fund and U.S. Government Fund]

14

•
Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in the Master Portfolio with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund's investment in the Portfolio at a time when it might otherwise not choose to do so. [All Funds]

•
Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds.  [All Funds]

•
ECDs, ETDs and YCDs. ECDs are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of domestic banks. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements. [ILR Fund]

•
Asset-Backed Securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement of an asset-backed security held by a Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Portfolio invests in asset-backed securities, the values of such Portfolio’s portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

15

Asset-backed securities generally do not have the benefit of a security interest in collateral. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. [ILR Fund]

•
Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss. [ILR Fund, U.S. Government Fund and Treasury Plus Fund]

Additional Information about the Funds’ and Portfolios’ Non-Principal Investment Strategies and Risks

The investments described below reflect the Funds’ and Portfolios’ current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Investment in other Investment Companies. A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the similar expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests. [All Funds]

Section 4(2) Commercial Paper and Rule 144A Securities. A Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the ‘‘1933 Act’’). This commercial paper is commonly called ‘‘Section 4(2) paper.’’ A Portfolio may also invest in securities that may be offered and sold only to ‘‘qualified institutional buyers’’ under Rule 144A of the 1933 Act (‘‘Rule 144A securities’’).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like a Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (‘‘SAI’’) addresses the Funds’ and Portfolios’ limitation on illiquid securities. [ILR Fund]

16

Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective. [All Funds]

Portfolio Holdings Disclosure

The Funds’ portfolio holdings disclosure policy is described in the SAI.

Management and Organization

The Funds and the Portfolios.   Each Fund is a separate, diversified  series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

Each Fund invests as part of a “master-feeder” structure. A Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a separate mutual fund (a “Portfolio”) that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another Portfolio that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser ..  State Street Global Advisors (“SSgA”) is the investment management group of State Street Corporation, a publicly held bank holding company, and includes the Adviser, SSgA FM, a wholly-owned subsidiary. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.91 trillion as of December 31, 2009 in investment programs and portfolios for institutional and individual investors. SSgA FM, as the investment adviser to the Funds and the Portfolios, is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $168.4 billion in assets under management at December 31, 2009. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding portfolio. For the year ended December 31, 2009, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.089% for Money Market Portfolio, 0.089% for U.S. Government Portfolio and 0.072% for Treasury Plus Portfolio. The Adviser does not receive any fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding portfolio or in another investment company. The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser places all orders for purchases and sales of the portfolios’ investments.

A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds’ annual report dated December 31, 2009.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator and Custodian.  State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator and custodian.

The Transfer Agent and Dividend Disbursing Agent.  Boston Financial Data  Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.  State Street Global Markets, LLC serves as the Funds’ distributor (the “Distributor”) pursuant to the Distribution Agreement between the Distributor and the Trust.

17

Shareholder Information

Determination of Net Asset Value.  Each Fund determines its NAV per share once each business day at 5:00 p.m. Eastern Time (“ET”) except for days when the New York Stock Exchange (“NYSE”) closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. A Fund must receive payment for Fund shares in Federal Funds (or payment must be converted to Federal Funds by the Transfer Agent) by the Fund’s Valuation Time before a purchase order can be accepted. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares.  Investors pay no sales load to invest in the Institutional Class of the Funds. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Funds’ transfer agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) and payment received the same day by Fed Wire will receive that day’s NAV and will earn dividends declared on the date of the purchase.  All purchases that are made by check will begin earning dividends the following business day after the purchase date.

The minimum initial investment in Institutional Class shares of the Funds is $25 million.  Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount.  “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary.  The funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds’ custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of $50,000,000.

The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund and U.S. Government Fund may limit the amount of a purchase order received after 3:00 p.m. ET.  The Treasury Plus Fund may limit the amount of a purchase order received after 1:00 p.m. ET.

How to Purchase Shares
By Mail:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:
State Street Institutional Trust Funds P.O. Box 8048 Boston, MA 02266-8048
By Overnight:
State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809
By Telephone/Fax:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

➢ confirm receipt of the faxed Institutional Account Application Form (initial purchases only),
➢ request your new account number (initial purchases only),
➢ confirm the amount being wired and wiring bank, and
➢ receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).

For your initial investment, send the original, signed Institutional Account Application Form to the address above.
Wire Instructions:

Instruct your bank to transfer money by Federal Funds wire to:
State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111

ABA# 011000028 DDA# 9905-801-8 State Street Institutional Investment Trust ________Fund _______ Class Account Number Account Registration

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On Columbus Day and Veteran’s Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the Fund’s Valuation Time before a purchase order can be accepted.

You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds’ agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. We may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.   An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Otherwise, and except as noted below for the ILR Fund, the shares will normally be redeemed, and payment for redeemed shares sent, on the next business day. Dividends will be earned for the trade date of the redemption but not on the date that the wire is sent. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1 per share upon any redemption.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

How to Redeem Shares
By Mail
Send a signed letter to: State Street Institutional Investment Trust Funds P.O. Box 8048 Boston, MA 02266-8048
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.
By Overnight
State Street Institutional Investment Trust Funds 30 Dan Road Canton, MA 02021-2809
By Telephone
Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

The Funds will need the following information to process your redemption request:
➢ name(s) of account owners;
➢ account number(s);

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➢ the name of the Fund;
➢ your daytime telephone number; and
➢ the dollar amount or number of shares being redeemed.

On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees.  Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

➢	Your account address has changed within the last 10 business days.

➢	Redemption proceeds are being transferred to an account with a different registration.

➢	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

➢	Other unusual situations as determined by the Funds’ transfer agent.

All redemption requests regarding shares of the Funds placed after 3:00 p.m. EST (1:00 p.m. EST for Treasury Plus) may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. EST (1:00 p.m. EST for Treasury Plus) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption or exchange orders by telephone at any time, in which case you may redeem or exchange shares by other means.

Policies to Prevent Market Timing.  Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of a Fund’s portfolio, dilution in the value of shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

The Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the shares of the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Funds or the Adviser will be able to determine whether trading in the Funds’ shares by an investor holding shares through a financial intermediary is trading activity that may be harmful to the Funds or the Funds’ shareholders.

The Funds reserve the right in their discretion to reject any purchase, in whole or in part, including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase activity in their shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies or adversely affect performance. There can be no assurance that the Funds, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

Payments to Financial Intermediaries

The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by a particular mutual fund complex’s distributor or adviser exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

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Dividends, Distributions and Tax Considerations

The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income (other than "exempt-interest dividends" described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares.  The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption or exchange of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. A Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Funds may also, under certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2010.

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Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the U.S. Government Fund, and the Treasury Plus Fund, since their inception. Certain information reflects financial results for a single Institutional Class share of each fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Institutional Class shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund’s financial statements, is included in the Funds’ annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

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State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below (a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income	Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains
Liquid Reserves Fund
Institutional Class
2009	$1.0000	0.0049	0.0000	(d)	0.0049	(0.0049)	—
2008	$1.0000	0.0278	0.0000	(d)	0.0278	(0.0278)	—
2007	$1.0000	0.0516	0.0000	(d)	0.0516	(0.0516)	—
2006	$1.0000	0.0496	—		0.0496	(0.0496)	—
2005	$1.0000	0.0315	0.0000	(d)	0.0315	(0.0315)	—
U.S. Government Money Market Fund
Institutional Class
2009	$1.0000	0.0025	0.0001		0.0026	(0.0026)	—
2008	$1.0000	0.0215	—		0.0215	(0.0215)	—
2007(f)	$1.0000	0.0081	—		0.0081	(0.0081)	—
Treasury Plus Money Market Fund
Institutional Class
2009	$1.0000	0.0004	0.0002		0.0006	(0.0006)	(0.0000	)(d)
2008	$1.0000	0.0154	0.0000	(d)	0.0154	(0.0154)	—
2007(f)	$1.0000	0.0074	—		0.0074	(0.0074)	—

	Net Asset	Ratios to Average Net Assets/Supplemental Data (a)						Net Assets
	Value				Net			End of
	End	Total	Gross	Net	Investment	Expense		Period
Period Ended December 31,	of Period	Return(b)	Expenses	Expenses	Income	Waiver(c)		(000s omitted)
Liquid Reserves Fund
Institutional Class
2009	$1.0000	0.49%	0.14%	0.14%	0.43%	0.00	%(e)	$14,508,409
2008	$1.0000	2.82%	0.11%	0.11%	2.78%	—		$7,774,494
2007	$1.0000	5.28%	0.13%	0.11%	5.14%	0.02%		$6,203,162
2006	$1.0000	5.07%	0.17%	0.12%	5.07%	0.03%		$6,194,720
2005	$1.0000	3.19%	0.17%	0.14%	3.30%	0.01%		$1,639,747
U.S. Government Money Market Fund
Institutional Class
2009	$1.0000	0.26%	0.13%	0.12%	0.21%	0.01%		$2,879,208
2008	$1.0000	2.17%	0.14%	0.14%	1.70%	—		$1,659,576
2007(f)	$1.0000	0.82%	0.18%*	0.18%*	4.43%*	—		$63,190
Treasury Plus Money Market Fund
Institutional Class
2009	$1.0000	0.06%	0.15%	0.13%	0.04%	0.02%		$654,543
2008	$1.0000	1.55%	0.16%	0.13%	0.92%	0.03%		$737,637
2007(f)	$1.0000	0.74%	0.25%*	0.25%*	3.87%*	—		$207,901

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)
Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

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(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s Institutional shares commenced operations on October 25, 2007, and October 24, 2007, respectively.

*	Annualized.

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For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling  State Street Global Markets, LLC at (877) 521-4083 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds’ website address is http://www.sttfunds.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

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Van Eck Money Fund
A Private Label of
Investment Class Shares of the
State Street Institutional Treasury Plus Money Market Fund

Advised by SSgA Funds Management, Inc.,
a subsidiary of State Street Corporation

Supplement Dated June 2, 2010

Prospectus Dated April 30, 2010

Effective June 2, 2010, the following information supplements the prospectus referenced above:

The following replaces the similar section on page 3:

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the “1-Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$158	$277	$627

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE